Loans and Borrowings - Terms and Debt Repayment Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Lease liabilities, Original Currency	USD/MYR/SAR/THB/BND
Lease liabilities	$ 7,283	$ 2,584
Total interest-bearing liabilities	$ 7,283	9,088
Bottom of Range
Disclosure of detailed information about borrowings [line items]
Lease liabilities, Year of Maturity	2026
Lease liabilities, Interest rate	284.00%
Top of Range
Disclosure of detailed information about borrowings [line items]
Lease liabilities, Year of Maturity	2040
Lease liabilities, Interest rate	800.00%
Loan From Former Related Party
Disclosure of detailed information about borrowings [line items]
Original Currency	USD
Year of Maturity	2026
Interest rate	5.60%
Interest rate basis	3M TermSOFR +5.6% perannum
Total interest-bearing liabilities	$ 0	$ 6,504